Guarantees and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Contract or Notional Amounts of Unfunded Commitments to Extend Credit

The contract or notional amounts of unfunded commitments to extend credit at December 31, 2012, excluding those commitments considered derivatives, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Commercial and commercial real estate	$23,486	$73,183	$96,669
Corporate and purchasing cards (a)	19,737	—	19,737
Residential mortgages	224	8	232
Retail credit cards (a)	65,207	408	65,615
Other retail	9,947	16,628	26,575
Covered	59	828	887

(a)	Primarily cancelable at the Company’s discretion.

Summary of Lease Commitments

Future minimum payments, net of sublease rentals, under capitalized leases and noncancelable operating leases with initial or remaining terms of one year or more, consisted of the following at December 31, 2012:

(Dollars in Millions)	Capitalized Leases	Operating Leases
2013	$10	$232
2014	9	208
2015	7	173
2016	7	139
2017	5	114
Thereafter	25	432
Total minimum lease payments	63	$1,298
Less amount representing interest	24
Present value of net minimum lease payments	$39

Summary of Other Guarantees and Contingent Liabilities

The following table is a summary of other guarantees and contingent liabilities of the Company at December 31, 2012:

(Dollars in Millions)	Collateral Held	Carrying Amount	Maximum Potential Future Payments
Standby letters of credit	$—	$83	$18,481
Third-party borrowing arrangements	—	—	303
Securities lending indemnifications	5,748	—	5,634
Asset sales	—	324	2,797
Merchant processing	623	82	77,804
Contingent consideration arrangements	—	12	14
Tender option bond program guarantee	5,337	—	5,027
Minimum revenue guarantees	—	15	17
Other	—	19	3,466

Summary of Contract or Notional Amounts of Letters of Credit

The contract or notional amount of letters of credit at December 31, 2012, were as follows:

	Term
(Dollars in Millions)	Less Than One Year	Greater Than One Year	Total
Standby	$7,958	$10,523	$18,481
Commercial	273	43	316

Company's Representation and Warranty Reserve

The following table is a rollforward of the Company’s representation and warranty reserve:

Year Ended December 31 (Dollars in Millions)	2012	2011	2010
Balance at beginning of period	$160	$180	$72
Net realized losses	(120)	(137)	(93)
Additions to reserve	200	117	201
Balance at end of period	$240	$160	$180